4. Income taxes	12 Months Ended
Dec. 31, 2015
Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

Euro Tech (Far East) Limited and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2015 (2014 and 2013: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2014 and 2013: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2015, ETTS had an assessable loss carried forward of US$588,103 as agreed by the local tax authority to offset its profit for the forth coming years (2014: US$506,117 and 2013: US$374,902). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2014 and 2013: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2015, SET had an assessable loss carried forward of US$284,173 as agreed by the local tax authority to offset its profit for the forth coming years (2014: US$390,290 and 2013: US$580,835). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Limited (“SETEE”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2014 and 2013: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2015, SETEE had an assessable loss carried forward of US$1,363,392 as agreed by the local tax authority to offset its profit for the forth coming years (2014: US$1,635,072 and 2013: US$1,409,408). Such loss will expire in 5 years.

Yixing Pact Environmental Technology Co. (“Yixing), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2014 and 2013: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2015, Yixing had an assessable loss carried forward of US$994,025 as agreed by the local tax authority to offset its profit for the forth coming years (2014: US$180,002). Such loss will expire in 5 years.

Chongqing Euro Tech Rizhi Technology Co., Ltd (“CQ”), Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd (“RZ”) and Guangzhou Euro Tech Environmental Equipment Co., Ltd (“GZ”) provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. CQ, RZ and GZ had an assessable loss carried forward of US$139,068, US$76,029 and US$385,183 respectively as agreed by the local tax authority to offset its profit for the forth coming years (2014: US$140,484, US$65,882 and US$405,625). Such loss will expire in 5 years.

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2014 and 2013: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$1.1 million at December 31, 2015 (2014: US$2.2 million and 2013: US$2.0 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Loss before income taxes:

	2015	2014	2013
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(1,904)	(879)	(157)

The (credit) / provision for income taxes consist of:

	2015	2014	2013
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	(72)	8	47

Total current (credit) / provision	(72)	8	47

Deferred tax expenses:
The PRC and Hong Kong	25	10	26

Total deferred provision	25	10	26

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2015	2014	2013
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(177)	(194)	(49)
Change in valuation allowances	455	93	124
Under-provision for income tax in prior years	(69)	-	-
Non-deductible expenses	(256)	119	(2)

Total (credit) / provision for income tax at effective tax rate	(47)	18	73

The components of deferred tax assets are as follows:

	2015	2014
	US$’000	US$’000

Tax losses	1,159	1,131
Temporary differences	1	4
Less: Valuation allowances	(958)	(908)

Net deferred tax assets	202	227

ZHEJIANG JIAHUAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Jiahuan Electronic Company Limitedis classified as HNTE which enjoyed a preferential tax rate of 15%.

The provision for income taxes consists of:

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income taxes	861	484	19

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income before income taxes	5,797	5,194	2,327

Computed tax using respective companies’ statutory tax rates	1,119	1,299	582
Tax effect on revenue not subject to tax	(447)	(537)	(20,983)
Tax effect on expenses not deductible for tax purposes	-	-	20,455
Under / (over) provision for income tax in prior years	189	(278)	-
Others	-	-	(35)

Total provision for income tax at effective tax rate	861	484	19

No deferred tax assets or liabilities has been recognized in the financial statements as the Company did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as at 31 December, 2015, and 2014.

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipments Company Limited are classified as HNTE which enjoyed a preferential tax rate of 15%.

During the year ended December 31, 2015 and 2014, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Environmental Engineering and Design Company Limited, Shihezi Tianlan Environmental Protection Technology Company Limited, Da Tong Tianlan Environmental Protection Technology Service Company Limited and Hangzhou Tianlan Environmental Testing Technology Company Limited are entitled to enjoy this tax benefit. It, thus, subjects to Enterprise Income Tax rate of 10% only.

The provision for income taxes consists of:

	2015	2014	2013
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,351	2,159	3,110

Income taxes	3,351	2,159	3,110

Deferred tax benefit:	(177)	(1,391)	(447)

Total deferred taxes	(177)	(1,391)	(447)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income before income taxes	24,927	14,776	7,961

Computed tax using respective companies’ statutory tax rates	3,767	2,216	1,194
(Over)-provision for income tax in prior years	-	(2,418)	(123)
Temporary differences	(177)	1,575	(445)
Tax effect of revenue not subject to tax	(1,068)	(695)	(242)
Tax effect of expenses not deductible for tax purposes	596	90	2,279
Tax effect of unused tax losses not recognized	56	-	-

Total provision for income tax at effective tax rate	3,174	768	2,663

The components of deferred tax assets are as follows:

	2015	2014
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	4,527	4,350

Net deferred tax assets	4,527	4,350